Schedule of investments

Delaware Tax-Free Pennsylvania Fund May 31, 2020 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 99.95%
Corporate Revenue Bonds - 8.13%
Allegheny County Industrial Development Authority
Revenue
(United States Steel Corporation Project)
4.875% 11/1/24	3,900,000	$3,507,465
5.125% 5/1/30	600,000	502,602
Delaware County Industrial Development Authority
(Covanta Project) Series A 5.00% 7/1/43	2,155,000	2,157,586
Pennsylvania Commonwealth Financing Authority Revenue
(Tobacco Master Settlement Payment Revenue)
4.00% 6/1/39 (AGM)	5,045,000	5,496,982
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	4,021,560
Pennsylvania Economic Development Financing Authority
Solid Waste Disposal Revenue
(CarbonLite P, LLC Project)
144A 5.25% 6/1/26 (AMT)#	1,750,000	1,669,465
144A 5.75% 6/1/36 (AMT)#	2,375,000	2,151,251
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	14,961,210
		34,468,121
Education Revenue Bonds - 12.57%
Allegheny County Higher Education Building Authority
Revenue
(Carnegie Mellon University) Series A 5.00% 3/1/24	1,000,000	1,083,410
(Chatham University) Series A 5.00% 9/1/30	1,500,000	1,527,450
(Robert Morris University)
5.00% 10/15/47	1,500,000	1,502,655
Series A 5.50% 10/15/30	1,275,000	1,284,856
Series A 5.75% 10/15/40	2,200,000	2,214,300
Bucks County Industrial Development Authority Revenue
(George School Project) 5.00% 9/15/36	4,455,000	4,711,073
(School Lane Charter School Project) Series A
5.125% 3/15/46	2,500,000	2,634,175
Chester County Industrial Development Authority Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,211,400
Series A 5.00% 12/15/51	770,000	801,809
(Renaissance Academy Charter School Project)
5.00% 10/1/34	1,000,000	1,052,610
5.00% 10/1/39	1,250,000	1,302,563
5.00% 10/1/44	1,000,000	1,036,060

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Schedule of investments

Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Chester County Industrial Development Authority Student
Housing Revenue
(University Student Housing Project at West Chester
University)
Series A 5.00% 8/1/30	1,100,000	$1,131,394
Series A 5.00% 8/1/45	1,250,000	1,256,950
Delaware County Authority Revenue
(Cabrini University) 5.00% 7/1/47	2,000,000	2,023,680
East Hempfield Township Industrial Development Authority
(Student Services - Student Housing Project at
Millersville University)
5.00% 7/1/39	875,000	883,557
5.00% 7/1/45	2,500,000	2,505,200
5.00% 7/1/46	1,425,000	1,428,107
5.00% 7/1/47	1,000,000	1,002,380
Montgomery County Higher Education and Health
Authority
(Arcadia University) 5.75% 4/1/40	2,000,000	2,120,180
Northeastern Pennsylvania Hospital and Education
Authority Revenue
(King’s College Project) 5.00% 5/1/44	1,000,000	1,045,050
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Drexel University) 5.00% 5/1/41	1,000,000	1,116,640
(University Properties Student Housing - East
Stroudsburg University of Pennsylvania) 5.00% 7/1/42	500,000	500,655
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Preparatory Charter School Project)
Series A 7.25% 6/15/43	2,500,000	2,739,525
(Green Woods Charter School Project)
Series A 5.50% 6/15/22	565,000	574,984
Series A 5.75% 6/15/42	2,500,000	2,530,025
(International Apartments of Temple University)
Series A 5.375% 6/15/30	1,500,000	1,501,920
Series A 5.625% 6/15/42	3,000,000	3,002,820
(Philadelphia Performing Arts Charter School Project)
144A 6.75% 6/15/43 #	2,550,000	2,553,927
(Tacony Academy Charter School Project)
Series A-1 6.75% 6/15/33	1,020,000	1,088,901
Series A-1 7.00% 6/15/43	1,535,000	1,630,201

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
State Public School Building Authority
(Montgomery County Community College)
5.00% 5/1/28	2,000,000	$2,314,860
		53,313,317
Electric Revenue Bonds - 0.80%
Puerto Rico Electric Power Authority
Series A 5.05% 7/1/42 ‡	400,000	247,000
Series AAA 5.25% 7/1/25 ‡	225,000	139,500
Series WW 5.00% 7/1/28 ‡	1,385,000	855,237
Series XX 4.75% 7/1/26 ‡	185,000	113,313
Series XX 5.25% 7/1/40 ‡	2,160,000	1,339,200
Series XX 5.75% 7/1/36 ‡	655,000	409,375
Series ZZ 4.75% 7/1/27 ‡	145,000	88,813
Series ZZ 5.25% 7/1/24 ‡	315,000	195,300
		3,387,738
Healthcare Revenue Bonds - 39.38%
Allegheny County Hospital Development Authority
Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	1,350,000	1,396,953
(University of Pittsburgh Medical Center)
Series A 4.00% 7/15/36	1,750,000	1,917,597
Series A 4.00% 7/15/37	1,500,000	1,637,820
Berks County Industrial Development Authority Revenue
(The Highlands at Wyomissing)
5.00% 5/15/38	415,000	418,137
5.00% 5/15/43	500,000	496,610
5.00% 5/15/48	1,000,000	980,780
Series A 5.00% 5/15/37	1,365,000	1,378,527
Series A 5.00% 5/15/42	500,000	498,665
Series A 5.00% 5/15/47	600,000	589,524
Series C 5.00% 5/15/42	1,000,000	997,330
Series C 5.00% 5/15/47	1,000,000	982,540
(Tower Health Project)
4.00% 11/1/47	2,500,000	2,461,875
5.00% 11/1/47	4,500,000	4,688,460
5.00% 11/1/50	5,105,000	5,290,363
Bucks County Industrial Development Authority Revenue
(Saint Luke’s University Health Network Project)
4.00% 8/15/44	2,400,000	2,566,320
4.00% 8/15/50	1,400,000	1,487,710

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Schedule of investments

Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Butler County Hospital Authority Revenue
(Butler Health System Project) Series A 5.00% 7/1/39	1,625,000	$1,716,065
Centre County Hospital Authority Revenue
(Mount Nittany Medical Center Project) Series A
4.00% 11/15/47	1,400,000	1,513,890
Chester County Health and Education Facilities Authority
(Main Line Health System) Series A 4.00% 9/1/50	3,500,000	3,959,060
Chester County Health and Education Facilities Authority
Revenue
(Simpson Senior Services Project)
Series A 5.00% 12/1/35	775,000	734,157
Series A 5.25% 12/1/45	1,360,000	1,255,960
Cumberland County Municipal Authority Revenue
(Asbury Pennsylvania Obligated Group) 5.00% 1/1/45	3,000,000	2,528,730
(Diakon Lutheran Social Ministries Project)
5.00% 1/1/38	2,000,000	2,037,860
(Penn State Health) 4.00% 11/1/49	9,825,000	10,611,983
DuBois Hospital Authority
(Penn Highlands Healthcare) 4.00% 7/15/48	2,000,000	2,136,020
Franklin County Industrial Development Authority Revenue
(Menno-Haven Project) 5.00% 12/1/53	1,900,000	1,617,413
Geisinger Authority Health System Revenue
(Geisinger Health System)
Series A-1 5.00% 2/15/45	5,000,000	5,816,950
Series A-1 5.125% 6/1/41	4,000,000	4,120,320
General Authority of Southcentral Pennsylvania Revenue
(WellSpan Health Obligated Group)
Series A 5.00% 6/1/38	1,000,000	1,242,560
Series A 5.00% 6/1/39	5,000,000	6,194,850
Indiana County Hospital Authority Revenue
(Indiana Regional Medical Center) Series A
6.00% 6/1/39	1,625,000	1,733,696
Lancaster County Hospital Authority Revenue
(Brethren Village Project)
5.25% 7/1/35	250,000	242,145
5.25% 7/1/41	1,000,000	930,090
5.50% 7/1/45	1,000,000	955,470
(Landis Homes Retirement Community Project) Series A
5.00% 7/1/45	2,000,000	1,846,840
(Masonic Villages Project)
5.00% 11/1/35	1,000,000	1,111,500
5.00% 11/1/36	510,000	564,733

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Lancaster County Hospital Authority Revenue
(Masonic Villages Project)
5.00% 11/1/37	250,000	$275,757
(St. Anne’s Retirement Community Project)
5.00% 4/1/33	1,830,000	1,797,591
Lehigh County General Purpose Authority Revenue
(Bible Fellowship Church Homes Project)
5.125% 7/1/32	1,000,000	922,280
5.25% 7/1/42	1,500,000	1,287,975
Lehigh County General Purpose Hospital Authority
Revenue
(Lehigh Valley Health Network) Series A 4.00% 7/1/49	5,000,000	5,208,500
Monroe County Hospital Authority Revenue
(Pocono Medical Center)
5.00% 7/1/36	1,710,000	1,975,768
5.00% 7/1/41	1,000,000	1,140,520
Monroeville Finance Authority
(University of Pittsburgh Medical Center) 5.00% 2/15/25	1,000,000	1,167,030
Montgomery County Higher Education and Health
Authority
(Thomas Jefferson University)
5.00% 9/1/51	2,000,000	2,255,700
Series A 4.00% 9/1/49	2,500,000	2,606,375
Montgomery County Industrial Development Authority
Retirement Community Revenue
(ACTS Retirement Life Communities Obligated Group)
5.00% 11/15/27	1,250,000	1,284,363
5.00% 11/15/28	1,600,000	1,640,928
5.00% 11/15/29	680,000	696,748
Montgomery County Industrial Development Authority
Revenue
(Albert Einstein Healthcare Network) Series A
5.25% 1/15/45	2,500,000	2,639,300
(Waverly Heights Project)
5.00% 12/1/44	500,000	521,225
5.00% 12/1/49	1,250,000	1,296,800
(Whitemarsh Continuing Care Retirement Community
Project)
4.00% 1/1/25	530,000	499,811
5.375% 1/1/50	4,000,000	3,530,480
Series A 5.375% 1/1/51	1,500,000	1,320,045
Moon Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	4,000,000	3,997,000

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Schedule of investments

Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority
First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #	715,000	$650,714
Series A 144A 6.75% 12/1/53 #	5,400,000	4,769,334
Pennsylvania Economic Development Financing Authority
Revenue
(University of Pittsburgh Medical Center) Series A
5.00% 7/1/43	1,265,000	1,346,504
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Thomas Jefferson University)
Series A 5.00% 9/1/45	5,000,000	5,370,400
Series A 5.25% 9/1/50	2,500,000	2,704,700
Pennsylvania Higher Educational Facilities Authority
Revenue
(University of Pennsylvania Health System)
4.00% 8/15/49	6,000,000	6,589,260
5.00% 8/15/49	7,500,000	9,024,000
Series A 4.00% 8/15/42	4,000,000	4,405,000
Philadelphia Authority for Industrial Development Revenue
(Children’s Hospital of Philadelphia Project)
5.00% 7/1/34	5,000,000	6,085,900
(Thomas Jefferson University) Series A 5.00% 9/1/47	2,500,000	2,751,875
(Wesley Enhanced Living Obligated Group) Series A
5.00% 7/1/49	2,500,000	2,124,600
Pocono Mountains Industrial Park Authority Revenue
(St. Luke’s Hospital - Monroe Project) Series A
5.00% 8/15/40	4,000,000	4,411,280
		166,957,266
Housing Revenue Bond - 0.47%
Philadelphia Authority for Industrial Development Revenue
(The PresbyHomes Germantown Project) Series A
5.625% 7/1/35 (HUD)	2,030,000	1,982,559
		1,982,559
Lease Revenue Bonds - 1.19%
Pennsylvania Economic Development Financing Authority
Tax-Exempt Private Activity Revenue
(The Pennsylvania Rapid Bridge Replacement Project)
5.00% 12/31/29 (AMT)	500,000	551,605

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Philadelphia Municipal Authority Revenue
(Juvenile Justice Services Center)
5.00% 4/1/37	1,250,000	$1,506,375
5.00% 4/1/38	1,000,000	1,202,020
5.00% 4/1/39	1,500,000	1,798,830
		5,058,830
Local General Obligation Bonds - 6.62%
Allegheny County
Series C-69 5.00% 12/1/28	1,000,000	1,112,500
Series C-70 5.00% 12/1/33	2,205,000	2,429,270
Series C-77 5.00% 11/1/43	4,535,000	5,649,930
Chester County
4.00% 7/15/32	2,000,000	2,445,660
City of Philadelphia
5.00% 8/1/41	1,260,000	1,530,119
Series A 5.00% 8/1/37	1,750,000	2,144,485
Series A 5.25% 7/15/29	2,500,000	2,901,875
City of Pittsburgh
Series B 5.00% 9/1/26	3,000,000	3,302,130
Philadelphia School District
Series F 5.00% 9/1/36	2,000,000	2,380,540
Series F 5.00% 9/1/37	1,500,000	1,780,530
Series F 5.00% 9/1/38	2,000,000	2,368,860
		28,045,899
Pre-Refunded/Escrowed to Maturity Bonds - 5.90%
Allegheny County Higher Education Building Authority
Revenue
(Carlow University Project)
6.75% 11/1/31-21§	750,000	817,973
7.00% 11/1/40-21§	1,000,000	1,093,560
Central Bradford Progress Authority
(Guthrie Health Issue) 5.375% 12/1/41-21§	1,000,000	1,075,760
Delaware County Regional Water Quality Control Authority
5.00% 5/1/32-23§	2,000,000	2,271,260
Monroe County Hospital Authority
(Pocono Medical Center)
Series A 5.00% 1/1/32-22§	1,150,000	1,233,835
Series A 5.00% 1/1/41-22§	1,500,000	1,609,350
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(AICUP Financing Program - St. Francis University
Project) Series JJ2 6.25% 11/1/41-21§	2,355,000	2,555,363

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Schedule of investments

Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Edinboro University Foundation Student Housing
Project) 5.80% 7/1/30-20§	200,000	$200,864
(Indiana University - Student Housing Project)
Series A 5.00% 7/1/27-22§	1,740,000	1,904,900
Series A 5.00% 7/1/41-22§	1,500,000	1,642,155
(Philadelphia University) 5.00% 6/1/32-23§	2,000,000	2,282,200
(Shippensburg University - Student Housing Project)
6.25% 10/1/43-21§	2,000,000	2,154,540
(University of the Arts) 5.20% 3/15/25 (AGC)	4,490,000	5,024,265
Philadelphia Authority for Industrial Development Revenue
(New Foundations Charter School Project)
6.625% 12/15/41-22§	1,000,000	1,155,540
		25,021,565
Special Tax Revenue Bonds - 11.81%
Allentown Neighborhood Improvement Zone Development
Authority Revenue
Series A 5.00% 5/1/42	2,500,000	2,597,975
(City Center Project) 144A 5.375% 5/1/42 #	3,900,000	3,908,619
(City Center Refunding Project) 144A 5.00% 5/1/42 #	3,000,000	3,003,330
Chester County Industrial Development Authority Special
Obligation Revenue
(Woodlands at Greystone Project)
144A 5.00% 3/1/38 #	560,000	525,459
144A 5.125% 3/1/48 #	1,000,000	909,900
Northampton County Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	1,900,000	2,018,275
Port Authority of Allegheny County
5.75% 3/1/29	5,200,000	5,401,292
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	7,958,000	7,763,188
Series A-1 4.931% 7/1/46 ^	26,830,000	6,965,873
Series A-1 5.00% 7/1/58	8,510,000	8,537,743
Series A-2 4.329% 7/1/40	6,270,000	6,034,875
Series A-2 4.536% 7/1/53	1,000,000	940,650
Washington County Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project)
5.00% 7/1/35	1,500,000	1,447,560
		50,054,739

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds - 2.56%
Commonwealth of Pennsylvania
5.00% 9/15/26	3,340,000	$4,209,435
Commonwealth of Puerto Rico
Series A 5.375% 7/1/33 ‡	600,000	373,500
Series A 8.00% 7/1/35 ‡	2,175,000	1,190,813
Series B 5.00% 7/1/35 ‡	605,000	377,369
Series B 5.75% 7/1/38 ‡	2,000,000	1,222,500
Series C 6.00% 7/1/39 ‡	1,880,000	1,167,950
(Public Improvement)
Series A 5.00% 7/1/24 ‡	890,000	555,137
Series A 5.125% 7/1/37 ‡	1,340,000	762,125
Series A 5.25% 7/1/34 ‡	725,000	437,719
Series A 6.00% 7/1/38 ‡	880,000	553,300
		10,849,848
Transportation Revenue Bonds - 8.90%
Delaware River Joint Toll Bridge Commission
(Pennsylvania - New Jersey) 5.00% 7/1/47	5,000,000	6,071,250
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue
(Amtrak Project)
Series A 5.00% 11/1/32 (AMT)	3,500,000	3,829,665
Series A 5.00% 11/1/41 (AMT)	5,000,000	5,422,150
Pennsylvania Economic Development Financing Authority
Tax-Exempt Private Activity Revenue
(The Pennsylvania Rapid Bridge Replacement Project)
5.00% 12/31/34 (AMT)	2,115,000	2,286,082
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/23	2,450,000	2,766,883
Series A 5.00% 12/1/49	2,000,000	2,346,960
Series C 5.00% 12/1/44	5,000,000	5,588,450
Philadelphia Airport Revenue
Series A 5.00% 7/1/47	3,750,000	4,274,587
Series B 5.00% 7/1/47 (AMT)	3,000,000	3,360,330
Susquehanna Area Regional Airport Authority Revenue
5.00% 1/1/35 (AMT)	800,000	799,992
5.00% 1/1/38 (AMT)	1,000,000	985,220
		37,731,569
Water & Sewer Revenue Bonds - 1.62%
Allegheny County Sanitary Authority
5.00% 12/1/28 (BAM)	2,345,000	2,868,662
Bucks County Water and Sewer Authority
Series A 5.00% 12/1/40 (AGM)	1,000,000	1,163,270

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Schedule of investments

Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Philadelphia Water & Wastewater Revenue
Series A 5.00% 7/1/45	2,500,000	$2,828,525
		6,860,457
Total Municipal Bonds (cost $412,323,332)		423,731,908

Total Value of Securities – 99.95%
(cost $412,323,332)		423,731,908
Receivables and Other Assets Net of Liabilities – 0.05%		224,459
Net Assets Applicable to 54,392,124 Shares Outstanding – 100.00%		$423,956,367

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At May 31, 2020, the aggregate value of Rule 144A securities was $20,141,999, which represents
4.75% of the Fund’s net assets.
§ Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡ Non-income producing security. Security is currently in default.
^ Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
HUD – Housing and Urban Development Section 8
USD – US Dollar

10 NQ- 007 [5/20] 7/20 (1236657)